Supplement dated September 23, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2026
On September 17, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies. Effective on or about October 26, 2026, and November 30, 2026 (the Effective Dates), Stephens Investment Management Group, LLC (Stephens) and Emerald Advisers, LLC (Emerald) will each assume day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. (JPMIM) no longer serves as a subadviser to the Fund, and all references to JPMIM in the Prospectus and Summary Prospectus are hereby deleted from and after such date. Accordingly, from and after the respective Effective Dates, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The sixth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Emerald Advisers, LLC (Emerald), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Stephens Investment Management Group, LLC (Stephens). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.
The fourth paragraph under the heading “Performance Information” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to October 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.
The information under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby revised to add the following:
Subadviser: Emerald Advisers, LLC (Emerald)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Joseph W. Garner	Director of Research and Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Kenneth G. Mertz II, CFA	Chief Investment Officer, President and Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Stacey L. Sears	Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Subadviser: Stephens Investment Management Group, LLC (Stephens)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Ryan E. Crane, CFA	Chief Investment Officer and Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
John M. Thornton, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
Kelly Ranucci, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
Samuel M. Chase III, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
John R. Keller, CFA	Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
The rest of the section remains the same.
The sixth paragraph under the heading “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Emerald Advisers, LLC (Emerald), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Stephens Investment Management Group, LLC (Stephens). Columbia Management and the Subadvisers
SUP102_08_017_(09/26)

act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The information under the heading “Principal Investment Strategies” in the “More Information About the Fund” section of the Prospectus is hereby revised to add the following:
Emerald – Small Cap Growth Strategy Sleeve
Emerald invests in equity securities of U.S. and foreign companies, principally common stocks and preferred stocks, which are identified as having growth characteristics. In identifying investments with growth characteristics, Emerald utilizes a fundamental approach to choosing securities: conducting company-specific research analysis, taking into account revenue and earnings growth rates and the financial, operating and market characteristics that distinguish a company from other companies. Emerald generally sells a security when it’s determined that better investment opportunities exist in other securities, the security is fully valued or the issuer’s circumstances or political or economic outlook have changed.
Stephens – Small Cap Growth Strategy Sleeve
Stephens principally invests in equity securities of small cap market capitalization companies that are believed to have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. Stephens employs fundamental research to identify companies with growth potential using year-over-year earnings per share growth rate or sales growth rate. Stephens will sell a security when appropriate and consistent with their objective and policies.
The rest of the section remains the same.
The sixth paragraph under the subsection “Primary Service Provider Contracts – The Investment Manager” in the “More Information About the Fund” section of the Prospectus is hereby revised to add the following:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreements with Emerald and Stephens will be available in the Fund’s Form N-CSR for the fiscal period ending February 28, 2027.
The rest of the section remains the same.
The information under the subsection “Primary Service Provider Contracts – Subadvisers” in the “More Information About the Fund” section of the Prospectus is hereby revised to add the following:
Emerald, which has served as a Subadviser to the Fund since November 30, 2026, is located at 3175 Oregon Pike, Leola, PA 17540. Emerald, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Emerald was founded in 1991 and is a registered investment adviser with the SEC.
Stephens, which has served as a Subadviser to the Fund since October 26, 2026, is located at 111 Center Street, Little Rock, AR 72201. Stephens, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Stephens, a subsidiary of Stephens Investments Holdings, LLC, was founded in 2005 and is a registered investment adviser with the SEC.
The rest of the section remains the same.
The information under the subsection “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby revised to add the following:
Subadviser: Emerald Advisers, LLC (Emerald)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Joseph W. Garner	Director of Research and Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Kenneth G. Mertz II, CFA	Chief Investment Officer, President and Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Stacey L. Sears	Portfolio Manager of Emerald	Co-Portfolio Manager	November 2026
Mr. Garner, Director of Research, joined Emerald in 1994 and currently serves as a Portfolio Manager. Mr. Garner began his investment career in 1994 and earned a B.A. from Millersville University and an M.B.A. from the University of Pittsburgh.
Mr. Mertz, Chief Investment Officer and President, joined Emerald in 1992 and currently serves as a Portfolio Manager. Mr. Mertz began his investment career in 1979 and earned a B.A. from Millersville University.
Ms. Sears joined Emerald in 1992 and currently serves as a Portfolio Manager. Ms. Sears began her investment career in 1992 and earned a B.S. from Millersville University and an M.B.A. from Villanova University.

SUP102_08_017_(09/26)

Subadviser: Stephens Investment Management Group, LLC (Stephens)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Ryan E. Crane, CFA	Chief Investment Officer and Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
John M. Thornton, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
Kelly Ranucci, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
Samuel M. Chase III, CFA	Senior Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
John R. Keller, CFA	Portfolio Manager of Stephens	Co-Portfolio Manager	October 2026
Mr. Crane, Chief Investment Officer, joined Stephens in 2005 and currently serves as a Senior Portfolio Manager. Mr. Crane began his investment career in 1994 and earned a B.S. from the University of Houston.
Mr. Thornton joined Stephens in 2005 and currently serves as a Senior Portfolio Manager. Mr. Thornton began his investment career in 2000 and earned a B.S. from Vanderbilt University and an M.B.A. from the University of Texas.
Ms. Ranucci joined Stephens in 2005 and currently serves as a Senior Portfolio Manager. Ms. Ranucci began her investment career in 1994 and earned a B.A. from Texas A&M University and an M.B.A. from the University of Houston.
Mr. Chase joined Stephens in 2005 and currently serves as a Senior Portfolio Manager. Mr. Chase began his investment career in 1999 and earned a B.A. from Washington and Lee University and an M.B.A. from Southern Methodist University.
Mr. Keller joined Stephens in 2013 and currently serves as a Portfolio Manager. Mr. Keller began his investment career in 2005 and earned a B.S. from the University of Puget Sound and an M.B.A. from Tulane University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP102_08_017_(09/26)